UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

(303) 768-3200

Registrant’s telephone number, including area code:

Date of fiscal year end: August 31

Date of reporting period: 5/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    May 30, 2014*    Unaudited

	Shares	Value
Common Stocks—90.1%
Consumer Discretionary—18.9%
Distributors—0.7%
Inchcape plc	1,700,000	$17,743,689

Diversified Consumer Services—0.6%
Kroton Educacional SA	630,769	16,012,067

Hotels, Restaurants & Leisure—2.1%
J.D. Wetherspoon plc	2,354,630	31,706,107
OPAP SA	907,403	15,436,099
Rezidor Hotel Group AB1	1,309,937	8,358,685
Rezidor Hotel Group AB BTA[1]	218,322	1,370,222

		56,871,113

Household Durables—1.6%
de’Longhi SpA	1,155,706	25,712,205
SEB SA	186,561	16,834,545

		42,546,750

Internet & Catalog Retail—4.5%
ASKUL Corp.	1,387,241	34,012,939
ASOS plc[1]	122,206	9,307,318
CDON Group AB1,2	5,668,966	24,140,020
Ocado Group plc[1]	5,000,490	32,446,793
Start Today Co. Ltd.	631,458	15,803,769
Yoox SpA[1]	158,311	5,079,022

		120,789,861

Media—5.3%
CTS Eventim AG	229,462	14,197,392
CyberAgent, Inc.	310,800	12,470,925
Daily Mail & General Trust plc, Cl. A	1,365,280	19,934,068
GFK SE	222,151	12,208,090
Multiplus SA	627,700	9,145,261
Next Co. Ltd.[2]	4,247,900	38,406,839
Perform Group plc[1]	1,457,460	6,803,744
Smiles SA	814,800	14,897,205
Zenrin Co. Ltd.	1,381,700	14,742,633

		142,806,157

Multiline Retail—0.3%
Don Quijote Holdings Co. Ltd.	158,300	9,417,435

Specialty Retail—3.2%
Dufry AG1	79,892	13,231,384
Dunelm Group plc	1,577,780	24,236,718
Jin Co. Ltd.	453,100	12,815,239
SuperGroup plc[1]	549,310	10,733,687

	Shares	Value
Specialty Retail (Continued)
United Arrows Ltd.	379,900	$15,814,879
USS Co. Ltd.	495,200	8,135,480

		84,967,387

Textiles, Apparel & Luxury Goods—0.6%
Asics Corp.	432,000	9,350,151
Tod’s SpA	40,795	5,558,393

		14,908,544

Consumer Staples—5.4%
Beverages—1.3%
Britvic plc	1,970,590	24,782,160
Treasury Wine Estates Ltd.	2,000,000	9,672,450

		34,454,610

Food & Staples Retailing—0.3%
Eurocash SA	450,732	6,474,061

Food Products—2.6%
Ariake Japan Co. Ltd.	942,200	23,527,390
Aryzta AG1	196,097	18,298,619
Kaveri Seed Co. Ltd.	2,029,045	21,651,246
Mayora Indah Tbk PT	2,436,583	6,026,024
Pescanova SA1	138,481	1,888

		69,505,167

Household Products—0.8%
Rohto Pharmaceutical Co. Ltd.	1,463,833	22,512,054

Personal Products—0.4%
Colgate-Palmolive India Ltd.	500,000	11,729,478

Energy—0.5%
Energy Equipment & Services—0.5%
Dresser-Rand Group, Inc.[1]	232,710	14,241,852

Financials—12.0%
Capital Markets—1.4%
CETIP SA	1,774,500	22,954,519
EFG International AG1	849,386	9,539,937
IP Group plc[1]	2,199,965	6,598,466

		39,092,922

Commercial Banks—1.4%
Bank of Ireland[1]	98,927,685	38,054,380

Consumer Finance—0.4%
International Personal Finance plc	988,443	10,135,903

1    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Diversified Financial Services—1.4%
BM&FBovespa SA	3,607,000	$17,678,374
Crisil Ltd.	287,694	6,871,425
Moscow Exchange (The)[1]	6,538,953	12,323,232

		36,873,031

Insurance—5.7%
Amlin plc	1,791,490	14,135,794
Baloise Holding AG	282,502	34,001,880
Delta Lloyd NV	591,027	14,362,120
Euler Hermes SA1	210,580	25,189,651
Grupo Catalana Occidente SA	925,062	34,944,389
Porto Seguro SA	884,000	12,307,262
St James’s Place plc	1,303,060	17,100,714

		152,041,810

Real Estate Investment Trusts (REITs)—0.4%
Frasers Centrepoint Trust	7,000,000	10,690,238

Thrifts & Mortgage Finance—1.3%
Aareal Bank AG	715,752	33,851,942

Health Care—19.3%
Biotechnology—3.3%
Abcam plc	2,944,180	19,013,493
Basilea Pharmaceutica[1]	95,191	11,596,564
Galapagos NV1	192,942	4,338,331
Genmab AS1	264,960	10,721,883
Medivir AB, Cl. B1	489,887	9,246,228
Portola Pharmaceuticals, Inc.[1]	221,661	4,912,008
Swedish Orphan Biovitrum AB1	2,333,729	29,779,492

		89,607,999

Health Care Equipment & Supplies—5.9%
Carl Zeiss Meditec AG	707,566	21,135,037
DBV Technologies SA1	451,340	11,827,267
Microport Scientific Corp.	8,004,000	5,483,819
Mindray Medical International Ltd., ADR	477,910	14,829,547
Nobel Biocare Holding AG1	816,731	12,180,507
Ossur HF1	10,437,967	23,869,349
Oxford Immunotec Global plc[1]	427,317	7,426,770
Sartorius AG, Preference	155,698	18,896,684

	Shares	Value
Health Care Equipment & Supplies (Continued)
Sirona Dental Systems, Inc.[1]	334,260	$25,143,037
STRATEC Biomedical AG	367,941	18,303,159

		159,095,176

Health Care Providers & Services—0.8%
Diagnosticos da America SA	1,754,200	11,510,396
Synergy Health plc	494,560	10,514,933

		22,025,329

Health Care Technology—0.3%
M3, Inc.	425,000	6,637,211

Life Sciences Tools & Services—6.3%
Bruker Corp.[1]	1,323,050	27,717,898
Genfit[1]	190,016	6,174,156
Lonza Group AG1	356,045	38,374,648
MorphoSys AG1	261,661	23,697,379
QIAGEN NV1	672,970	15,451,391
Tecan Group AG	212,195	25,297,619
WuXi PharmaTech Cayman, Inc., ADR[1]	994,970	33,202,149

		169,915,240

Pharmaceuticals—2.7%
Almirall SA1	1,199,844	19,430,494
BTG plc[1]	1,533,310	15,342,485
Hikma Pharmaceuticals plc	307,290	8,839,382
Ipsen SA	266,550	13,096,642
Nippon Shinyaku Co. Ltd.	731,000	14,294,634

		71,003,637

Industrials—12.8%
Commercial Services & Supplies—0.7%
Bilfinger SE	166,795	19,668,270

Electrical Equipment—0.9%
Nexans SA1	150,000	8,888,527
Vacon OYJ	381,176	15,748,636

		24,637,163

Machinery—5.2%
Aalberts Industries NV	405,736	13,360,229
Burckhardt Compression Holding AG	34,045	17,229,836
Hoshizaki Electric Co. Ltd.	718,200	33,066,691
Hy-Lok Corp.	70,931	2,127,170

2    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Machinery (Continued)
Metso OYJ	389,090	$15,171,427
Norma Group SE	320,164	17,468,646
Rotork plc	357,903	15,629,534
Spirax-Sarco Engineering plc	520,067	24,943,651

		138,997,184

Road & Rail—0.7%
ComfortDelGro Corp. Ltd.	8,543,000	15,921,229
Tegma Gestao Logistica	313,800	2,535,276

		18,456,505

Trading Companies & Distributors—4.4%
Brammer plc	2,827,970	23,069,688
Bunzl plc	903,420	25,419,925
Cramo OYJ	703,962	15,638,791
MonotaRO Co. Ltd.	1,286,100	29,817,009
SIG plc	6,965,920	23,095,030

		117,040,443

Transportation Infrastructure—0.9%
Flughafen Zuerich AG	40,209	25,107,398

Information Technology—14.8%
Electronic Equipment, Instruments, & Components—2.9%
Electrocomponents plc	1,861,850	8,936,764
Halma plc	1,510,810	15,003,619
Hirose Electric Co. Ltd.	45,100	6,480,573
Ingenico	188,530	17,074,900
Renishaw plc	481,440	13,717,155
Yokogawa Electric Corp.	1,306,500	15,763,124

		76,976,135

Internet Software & Services—2.3%
Blinkx plc[1]	5,016,156	6,127,910
Kakaku.com, Inc.	279,986	4,931,718
Moneysupermarket.com Group plc	6,523,390	19,371,167
Telecity Group plc	603,580	7,199,730
XING AG	181,262	23,335,367

		60,965,892

IT Services—5.2%
GMO Payment Gateway, Inc.	482,100	17,679,772
Obic Co. Ltd.	440,900	14,090,164
Optimal Payments plc[1]	1,988,510	13,014,500
QIWI plc, Sponsored ADR	345,830	14,611,317

	Shares	Value
IT Services (Continued)
SCSK Corp.	741,408	$19,228,258
Tech Mahindra Ltd.	1,045,743	34,099,194
Wirecard AG	632,532	27,587,551

		140,310,756

Semiconductors & Semiconductor Equipment—0.9%
Dialog Semiconductor plc[1]	417,145	12,911,189
Disco Corp.	139,900	9,010,230
Imagination Technologies Group plc[1]	896,290	3,539,299

		25,460,718

Software—3.5%
Infotech Enterprises Ltd.	4,447,719	23,122,686
Konami Corp.	317,800	7,222,566
Nemetschek AG	261,053	24,905,327
NICE Systems Ltd., Sponsored ADR	316,740	12,425,710
SimCorp	471,451	15,976,270
Temenos Group AG1	307,635	11,106,934

		94,759,493

Materials—5.2%
Chemicals—5.0%
Bayer CropScience Ltd.	486,158	12,512,388
Borregaard ASA	3,445,009	24,761,123
Croda International plc	231,660	10,231,463
Lanxess AG	175,316	12,464,852
PI Industries Ltd.	2,505,318	12,513,064
Sika AG	4,969	19,730,344
Symrise AG	503,876	27,328,991
Victrex plc	496,480	15,033,958

		134,576,183

Containers & Packaging—0.2%
Greatview Aseptic Packaging Co. Ltd.	4,953,000	4,023,075

Utilities—1.2%
Gas Utilities—0.9%
ENN Energy Holdings Ltd.[1]	1,946,000	13,633,576
Indraprastha Gas Ltd.	1,869,377	10,201,844

		23,835,420

3    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Shares	Value
Independent Power and Renewable Electricity Producers—0.3%
APR Energy plc	670,210	$8,964,251

Total Common Stocks (Cost $1,793,697,774)		2,417,783,929

	Units
Rights, Warrants and Certificates—0.0%
CETIP SA Rts., Strike Price 24.50BRL, Exp. 6/19/14[1] (Cost $0)	1,276	2,545

	Shares
Investment Company—9.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $256,561,403)	256,561,403	256,561,403

Total Investments, at Value (Cost $2,050,259,177)	99.7%	2,674,347,877

Assets in Excess of Other Liabilities	0.3	7,310,770

Net Assets	100.0%	$2,681,658,647

Footnotes to Statement of Investments

*	May 30, 2014 represents the last business day of the Fund’s reporting period. See accompanying Notes.

1.	Non-income producing security.

4    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross		Gross	Shares
	August 30, 2013[a]	Additions		Reductions	May 30, 2014
CDON Group AB	—	5,668,966		—	5,668,966
Next Co. Ltd.	952,700	3,295,200	[b]	—	4,247,900
Oppenheimer Institutional Money Market Fund, Cl. E	38,265,239	585,595,136		367,298,972	256,561,403

	Value	Income
CDON Group AB	$24,140,020	$—
Next Co. Ltd.	38,406,839	142,826
Oppenheimer Institutional Money Market Fund, Cl. E	256,561,403	139,003

Total	$319,108,262	$281,829

a.	August 30, 2013 represents the last business day of the Fund’s fiscal year. See accompanying Notes.
b.	Result of a corporate action.
3.	Rate shown is the 7-day yield as of May 30, 2014.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$512,673,099	19.2%
Japan	395,231,681	14.8
United States	336,002,967	12.6
Germany	307,959,876	11.5
Switzerland	235,695,669	8.8
India	132,701,326	5.0
Brazil	107,042,905	4.0
France	99,085,688	3.7
Sweden	72,894,647	2.7
China	71,172,166	2.7
Spain	54,376,771	2.0
Finland	46,558,855	1.7
Netherlands	43,173,740	1.6
Ireland	38,054,380	1.4
Italy	36,349,619	1.3
Russia	26,934,550	1.0
Denmark	26,698,153	1.0
Singapore	26,611,467	1.0
Norway	24,761,123	0.9
Iceland	23,869,349	0.9
Greece	15,436,099	0.6
Israel	12,425,710	0.5
Australia	9,672,450	0.4
Poland	6,474,061	0.2
Indonesia	6,026,024	0.2
Belgium	4,338,332	0.2
South Korea	2,127,170	0.1

Total	$2,674,347,877	100.0%

5    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS    May 30, 2014*    Unaudited

Oppenheimer International Small Company Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

6    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a

7    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such

8    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of May 30, 2014 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$506,063,003	$—	$506,063,003
Consumer Staples	—	144,673,482	1,888	144,675,370
Energy	14,241,852	—	—	14,241,852
Financials	—	320,740,226	—	320,740,226
Health Care	128,682,800	389,601,792	—	518,284,592
Industrials	—	343,906,963	—	343,906,963
Information Technology	27,037,027	371,435,967	—	398,472,994
Materials	—	138,599,258	—	138,599,258
Utilities	—	32,799,671	—	32,799,671
Rights, Warrants and Certificates	—	2,545	—	2,545
Investment Company	256,561,403	—	—	256,561,403

Total Assets	$426,523,082	$2,247,822,907	$1,888	$2,674,347,877

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

9    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Common Stocks
Consumer Staples	$(1,830)	$1,830

Total Assets	$(1,830)	$1,830

*	Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,050,318,095

Gross unrealized appreciation	$694,152,787
Gross unrealized depreciation	(70,123,005)

Net unrealized appreciation	$624,029,782

10    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	7/9/2014